Held-To-Maturity Investments and Debt Investments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)
Schedule Of Held To Maturity Securities [Line Items]
Held-to-maturity investments, unrealized holding gain	¥ 390,000
Sales of held-to-maturity investments	215,885,000	$ 32,765
Purchase of debt investment	780,000,000	118,383
Proceeds from disposal of debt investment	787,631,000	119,541
Investment income	13,406,000	$ 2,035
Held-To-Maturity Investments
Schedule Of Held To Maturity Securities [Line Items]
Impairment recognized	0
Sales of held-to-maturity investments	0
Available for Sale Investments
Schedule Of Held To Maturity Securities [Line Items]
Purchase of debt investment	780,000,000
Proceeds from disposal of debt investment	787,631,000
Investment income	7,631,000
Film and Television Venture Capital Fund
Schedule Of Held To Maturity Securities [Line Items]
Held-to-maturity investments, amortized cost	¥ 6,000,000
Film and Television Venture Capital Fund | Maximum
Schedule Of Held To Maturity Securities [Line Items]
Held-to-maturity investments, maturity period	1 year	1 year